Transactions with Related Parties, Liability from Contract with Related Party (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 04, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 11, 2025
Transactions with Related Parties [Abstract]
Percentage ownership					100.00%
Related Party [Member] | Newbuilding Yacht [Member]
Transactions with Related Parties [Abstract]
Percentage ownership		100.00%
Related Party [Member] | Rubico Inc [Member]
Transactions with Related Parties [Abstract]
2025 LOI Advance		$ 4,000
Newbuilding Yacht Consideration	$ 38,000			$ 38,000
Newbuilding Yacht Consideration settled	19,500			19,500
Newbuilding Yacht Consideration paid	15,500
Remaining Newbuilding Yacht Consideration to be settled	$ 18,500			$ 18,500
Settlement period				300 days
Related Party [Member] | Rubico Inc [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Newbuilding Yacht Consideration settled			$ 28,500
Newbuilding Yacht Consideration paid			$ 9,000